Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 409	€ 3,824
Defined benefit expenses	132	85
Current year service cost	44	43
Interest expense	19	45
Remeasurements of the defined benefit obligations:
Past service cost	69	(3)
Remeasurements of defined benefit plans	160	(904)
Contributions paid	(83)	(38)
Benefits paid	(51)	(134)
Net exchange differences	(21)	36
Transfers to disposal groups		(2,462)
Other		1
Ending Balance	546	409
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,491	8,541
Current year service cost	46	43
Interest expense	172	158
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	53	(3)
- Actuarial gains and losses arising from changes in financial assumptions	61	(2,420)
Past service cost	109	(3)
Benefits paid	(252)	(529)
Net exchange differences	(65)	164
Transfers to disposal groups		(2,462)
Other		1
Ending Balance	3,616	3,491
Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,083	4,717
Interest expense	153	114
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(21)	(1,518)
Contributions by employer	83	38
Benefits paid	(203)	(395)
Net exchange differences	(44)	127
Ending Balance	3,051	3,083
Post-employment benefit costs [Member] | Reimbursement Rights [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	0	0
Current year service cost	2
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in financial assumptions	(25)
Past service cost	40
Benefits paid	2
Ending Balance	20	0
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	225	3,547
Defined benefit expenses	113	68
Current year service cost	38	32
Interest expense	10	38
Remeasurements of the defined benefit obligations:
Past service cost	66	(3)
Remeasurements of defined benefit plans	167	(837)
Contributions paid	(83)	(38)
Benefits paid	(39)	(117)
Net exchange differences	(15)	21
Transfers to disposal groups		(2,421)
Other		1
Ending Balance	368	225
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	184	277
Defined benefit expenses	19	17
Current year service cost	6	11
Interest expense	9	6
Remeasurements of the defined benefit obligations:
Past service cost	4
Remeasurements of defined benefit plans	(7)	(67)
Benefits paid	(12)	(17)
Net exchange differences	(6)	15
Transfers to disposal groups		(41)
Ending Balance	€ 178	€ 184